Summary of Significant Accounting Policies - Revenue by Geographic Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenues	$ 193,146	$ 161,791	$ 144,232
U.S. revenues
Disaggregation of Revenue [Line Items]
Total revenues	193,146	130,373	132,077
Foreign revenues
Disaggregation of Revenue [Line Items]
Total revenues	$ 0	$ 31,418	$ 12,155